Other Investments - non-current	12 Months Ended
Mar. 31, 2020
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Other Investments - non-current

6.	Other Investments - non-current

	As at March 31,
	2020		2020		2019
	(In millions)
(a) Investments - measured at fair value through other comprehensive income
Equity shares (quoted)	US$	21.0	Rs.	1,586.8	Rs.	3,033.9
Equity shares (unquoted)		59.5		4,505.1		4,379.0

Total	US$	80.5	Rs.	6,091.9	Rs.	7,412.9

(b) Investments - measured at f air value through profit or loss
Equity shares (quoted)	US$	20.9	Rs.	1,577.9	Rs.	4,231.4
Mutual funds		—		—		288.4
Non-cumulative redeemable preference shares		0.1		4.0		54.0
Cumulative redeemable preference shares		0.2		15.0		25.0
Equity shares (unquoted)		21.2		1,603.9		1,242.8
Convertible debentures		11.6		877.1		1,490.8
Others		1.5		110.7		191.0

Total	US$	55.5	Rs.	4,188.6	Rs.	7,523.4

(c) Investments - measured at amortized cost
Non-convertible debentures	US$	—	Rs.	—	Rs.	38.8

Total	US$	—	Rs.	—	Rs.	38.8

Total (a+b+c)	US$	136.0	Rs.	10,280.5	Rs.	14,975.1